Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2014
Condensed Consolidating Financial Statements
Condensed Consolidating Financial Statements
Condensed Consolidating Financial Statements
The following condensed consolidating financial information is presented in accordance with SEC Regulation S-X Rule 3-10, Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered, and relates to the senior notes (the Notes) issued by CF Industries, Inc. (CF Industries), a 100% owned subsidiary of CF Industries Holdings, Inc. (Parent), described in Note 14—Financing Agreements, and the full and unconditional guarantee of such Notes by Parent and to debt securities of CF Industries, and the full and unconditional guarantee thereof by Parent, that may be offered and sold from time to time under the registration statement on Form S-3 filed by Parent and CF Industries with the SEC on April 22, 2013. In the event that a subsidiary of Parent, other than CF Industries, becomes a borrower or a guarantor under the Credit Agreement (or any renewal, replacement or refinancing thereof), such subsidiary would be required to become a guarantor of the Notes, provided that such requirement will no longer apply with respect to the Notes due in 2023, 2034, 2043 and 2044 following the repayment of the Notes due in 2018 and 2020 or the subsidiaries of Parent, other than CF Industries, otherwise becoming no longer subject to such a requirement to guarantee the Notes due in 2018 and 2020. As of December 31, 2014, none of such subsidiaries of Parent was, or was required to be, a guarantor of the Notes. For purposes of the presentation of condensed consolidating financial information, the subsidiaries of Parent other than CF Industries are referred to as the Other Subsidiaries.
Presented below are condensed consolidating statements of operations and statements of cash flows for Parent, CF Industries and the Other Subsidiaries for the years ended December 31, 2014, 2013 and 2012 and condensed consolidating balance sheets for Parent, CF Industries and the Other Subsidiaries as of December 31, 2014 and 2013. The condensed consolidating financial information presented below is not necessarily indicative of the financial position, results of operations, comprehensive income or cash flows of Parent, CF Industries or the Other Subsidiaries on a stand-alone basis.
In these condensed consolidating financial statements, investments in subsidiaries are presented under the equity method, in which our investments are recorded at cost and adjusted for our ownership share of a subsidiary's cumulative results of operations, distributions and other equity changes, and the eliminating entries reflect primarily intercompany transactions such as sales, accounts receivable and accounts payable and the elimination of equity investments and earnings of subsidiaries.
Condensed Consolidating Statement of Operations

	Year ended December 31, 2014
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net sales	$—	$712.2	$5,073.4	$(1,042.4)	$4,743.2
Cost of sales	—	528.6	3,478.5	(1,042.4)	2,964.7
Gross margin	—	183.6	1,594.9	—	1,778.5
Selling, general and administrative expenses	2.8	13.5	135.6	—	151.9
Other operating—net	—	(5.0)	58.3	—	53.3
Total other operating costs and expenses	2.8	8.5	193.9	—	205.2
Gain on sale of phosphate business	—	764.5	(14.4)	—	750.1
Equity in earnings of operating affiliates	—	—	43.1	—	43.1
Operating earnings (losses)	(2.8)	939.6	1,429.7	—	2,366.5
Interest expense	—	246.9	(68.5)	(0.2)	178.2
Interest income	—	(0.2)	(0.9)	0.2	(0.9)
Net (earnings) of wholly-owned subsidiaries	(1,392.0)	(969.2)	—	2,361.2	—
Other non-operating—net	(0.1)	—	2.0	—	1.9
Earnings before income taxes and equity in earnings (losses) of non-operating affiliates	1,389.3	1,662.1	1,497.1	(2,361.2)	2,187.3
Income tax provision (benefit)	(1.0)	270.0	504.0	—	773.0
Equity in earnings (losses) of non-operating affiliates—net of taxes	—	(0.1)	22.6	—	22.5
Net earnings	1,390.3	1,392.0	1,015.7	(2,361.2)	1,436.8
Less: Net earnings attributable to noncontrolling interest	—	—	46.5	—	46.5
Net earnings attributable to common stockholders	$1,390.3	$1,392.0	$969.2	$(2,361.2)	$1,390.3

Condensed Consolidating Statement of Comprehensive Income

	Year ended December 31, 2014
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net earnings	$1,390.3	$1,392.0	$1,015.7	$(2,361.2)	$1,436.8
Other comprehensive income (losses)	(117.2)	(117.2)	(117.2)	234.4	(117.2)
Comprehensive income	1,273.1	1,274.8	898.5	(2,126.8)	1,319.6
Less: Comprehensive income attributable to noncontrolling interest	—	—	46.5	—	46.5
Comprehensive income attributable to common stockholders	$1,273.1	$1,274.8	$852.0	$(2,126.8)	$1,273.1

Condensed Consolidating Statement of Operations

	Year ended December 31, 2013
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net sales	$—	$1,105.8	$5,767.5	$(1,398.6)	$5,474.7
Cost of sales	—	886.0	3,463.0	(1,394.5)	2,954.5
Gross margin	—	219.8	2,304.5	(4.1)	2,520.2
Selling, general and administrative expenses	2.7	11.8	151.5	—	166.0
Other operating—net	—	7.6	(23.4)	—	(15.8)
Total other operating costs and expenses	2.7	19.4	128.1	—	150.2
Equity in earnings of operating affiliates	—	—	41.7	—	41.7
Operating earnings (losses)	(2.7)	200.4	2,218.1	(4.1)	2,411.7
Interest expense	—	155.1	(1.8)	(1.1)	152.2
Interest income	—	(0.9)	(4.9)	1.1	(4.7)
Net (earnings) of wholly-owned subsidiaries	(1,466.4)	(1,423.0)	—	2,889.4	—
Other non-operating—net	—	(0.4)	54.9	—	54.5
Earnings before income taxes and equity in earnings (losses) of non-operating affiliates	1,463.7	1,469.6	2,169.9	(2,893.5)	2,209.7
Income tax provision	(0.9)	3.0	684.4	—	686.5
Equity in earnings (losses) of non-operating affiliates—net of taxes	—	(0.2)	9.8	—	9.6
Net earnings	1,464.6	1,466.4	1,495.3	(2,893.5)	1,532.8
Less: Net earnings attributable to noncontrolling interest	—	—	72.3	(4.1)	68.2
Net earnings attributable to common stockholders	$1,464.6	$1,466.4	$1,423.0	$(2,889.4)	$1,464.6

Condensed Consolidating Statement of Comprehensive Income

	Year ended December 31, 2013
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net earnings	$1,464.6	$1,466.4	$1,495.3	$(2,893.5)	$1,532.8
Other comprehensive income (losses)	7.0	7.0	(40.1)	32.4	6.3
Comprehensive income	1,471.6	1,473.4	1,455.2	(2,861.1)	1,539.1
Less: Comprehensive income attributable to noncontrolling interest	—	—	72.3	(4.8)	67.5
Comprehensive income attributable to common stockholders	$1,471.6	$1,473.4	$1,382.9	$(2,856.3)	$1,471.6

Condensed Consolidating Statement of Operations

	Year ended December 31, 2012
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net sales	$—	$3,747.9	$2,514.5	$(158.4)	$6,104.0
Cost of sales	—	1,854.6	1,287.2	(151.1)	2,990.7
Gross margin	—	1,893.3	1,227.3	(7.3)	3,113.3
Selling, general and administrative expenses	2.5	128.0	21.3	—	151.8
Other operating—net	—	24.0	25.1	—	49.1
Total other operating costs and expenses	2.5	152.0	46.4	—	200.9
Equity in earnings of operating affiliates	—	4.9	42.1	—	47.0
Operating earnings (losses)	(2.5)	1,746.2	1,223.0	(7.3)	2,959.4
Interest expense	—	126.8	10.1	(1.6)	135.3
Interest income	—	(1.4)	(4.5)	1.6	(4.3)
Net (earnings) of wholly-owned subsidiaries	(1,851.2)	(792.8)	—	2,644.0	—
Other non-operating—net	—	—	(1.1)	—	(1.1)
Earnings before income taxes and equity in earnings (losses) of non-operating affiliates	1,848.7	2,413.6	1,218.5	(2,651.3)	2,829.5
Income tax provision	—	562.2	402.0	—	964.2
Equity in earnings (losses) of non-operating affiliates—net of taxes	—	(0.2)	58.3	—	58.1
Net earnings	1,848.7	1,851.2	874.8	(2,651.3)	1,923.4
Less: Net earnings attributable to noncontrolling interest	—	—	82.0	(7.3)	74.7
Net earnings attributable to common stockholders	$1,848.7	$1,851.2	$792.8	$(2,644.0)	$1,848.7

Condensed Consolidating Statement of Comprehensive Income

	Year ended December 31, 2012
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Net earnings	$1,848.7	$1,851.2	$874.8	$(2,651.3)	$1,923.4
Other comprehensive income (losses)	49.6	49.6	23.6	(72.4)	50.4
Comprehensive income	1,898.3	1,900.8	898.4	(2,723.7)	1,973.8
Less: Comprehensive income attributable to noncontrolling interest	—	—	82.0	(6.6)	75.4
Comprehensive income attributable to common stockholders	$1,898.3	$1,900.8	$816.4	$(2,717.1)	$1,898.4

Condensed Consolidating Balance Sheet

	December 31, 2014
	Parent	CF Industries	Other Subsidiaries	Eliminations and Reclassifications	Consolidated
	(in millions)
Assets
Current assets:
Cash and cash equivalents	$—	$105.7	$1,890.9	$—	$1,996.6
Restricted cash	—	—	86.1	—	86.1
Accounts and notes receivable—net	—	2,286.5	651.9	(2,746.9)	191.5
Inventories	—	—	202.9	—	202.9
Prepaid income taxes	1.9	—	34.8	(1.9)	34.8
Deferred income taxes	—	—	84.0	—	84.0
Other current assets	—	—	18.6	—	18.6
Total current assets	1.9	2,392.2	2,969.2	(2,748.8)	2,614.5
Property, plant and equipment—net	—	—	5,525.8	—	5,525.8
Investments in and advances to affiliates	6,212.5	9,208.7	861.5	(15,421.2)	861.5
Due from affiliates	570.7	—	1.7	(572.4)	—
Goodwill	—	—	2,092.8	—	2,092.8
Other assets	—	65.1	178.5	—	243.6
Total assets	$6,785.1	$11,666.0	$11,629.5	$(18,742.4)	$11,338.2
Liabilities and Equity
Current liabilities:
Accounts and notes payable and
accrued expenses	$2,575.4	$207.7	$553.8	$(2,747.0)	$589.9
Income taxes payable	—	10.8	7.1	(1.9)	16.0
Customer advances	—	—	325.4	—	325.4
Other current liabilities	—	—	48.4	—	48.4
Total current liabilities	2,575.4	218.5	934.7	(2,748.9)	979.7
Long-term debt	—	4,592.5	—	—	4,592.5
Deferred income taxes	—	34.8	783.8	—	818.6
Due to affiliates	—	572.4	—	(572.4)	—
Other noncurrent liabilities	—	35.3	339.6	—	374.9
Equity:
Stockholders' equity:
Preferred stock	—	—	16.4	(16.4)	—
Common stock	0.5	—	1.1	(1.1)	0.5
Paid-in capital	1,415.9	(12.6)	8,283.5	(8,270.9)	1,415.9
Retained earnings	3,175.3	6,384.9	1,067.8	(7,452.7)	3,175.3
Treasury stock	(222.2)	—	—	—	(222.2)
Accumulated other comprehensive
income (loss)	(159.8)	(159.8)	(160.2)	320.0	(159.8)
Total stockholders' equity	4,209.7	6,212.5	9,208.6	(15,421.1)	4,209.7
Noncontrolling interest	—	—	362.8	—	362.8
Total equity	4,209.7	6,212.5	9,571.4	(15,421.1)	4,572.5
Total liabilities and equity	$6,785.1	$11,666.0	$11,629.5	$(18,742.4)	$11,338.2
Condensed Consolidating Balance Sheet

	December 31, 2013
	Parent	CF Industries	Other Subsidiaries	Eliminations and Reclassifications	Consolidated
	(in millions)
Assets
Current assets:
Cash and cash equivalents	$0.1	$20.4	$1,690.3	$—	$1,710.8
Restricted cash	—	—	154.0	—	154.0
Accounts and notes receivable—net	—	287.1	1,172.2	(1,228.4)	230.9
Inventories	—	3.3	271.0	—	274.3
Prepaid income taxes	0.9	—	33.4	(0.9)	33.4
Deferred income taxes	—	—	60.0	—	60.0
Assets held for sale	—	68.1	6.2	—	74.3
Other current assets	—	—	92.4	—	92.4
Total current assets	1.0	378.9	3,479.5	(1,229.3)	2,630.1
Property, plant and equipment—net	—	—	4,101.7	—	4,101.7
Deferred income taxes	—	149.7	—	(149.7)	—
Investments in and advances to affiliates	5,193.4	8,161.1	925.8	(13,354.3)	926.0
Due from affiliates	570.7	—	1.7	(572.4)	—
Goodwill	—	—	2,095.8	—	2,095.8
Noncurrent assets held for sale	—	679.0	—	—	679.0
Other assets	—	60.7	184.8	—	245.5
Total assets	$5,765.1	$9,429.4	$10,789.3	$(15,305.7)	$10,678.1
Liabilities and Equity
Current liabilities:
Accounts and notes payable and accrued expenses	$40.6	$354.2	$715.9	$(546.6)	$564.1
Income taxes payable	—	29.1	45.1	(0.9)	73.3
Customer advances	—	—	120.6	—	120.6
Liabilities held for sale	—	26.8	—	—	26.8
Other current liabilities	648.4	0.9	84.9	(690.7)	43.5
Total current liabilities	689.0	411.0	966.5	(1,238.2)	828.3
Long-term debt	—	3,098.1	—	—	3,098.1
Deferred income taxes	—	—	982.9	(149.7)	833.2
Due to affiliates	—	572.4	—	(572.4)	—
Noncurrent liabilities held for sale	—	154.5	—	—	154.5
Other noncurrent liabilities	—	—	325.6	—	325.6
Equity:
Stockholders' equity:
Preferred stock	—	—	16.4	(16.4)	—
Common stock	0.6	—	1.1	(1.1)	0.6
Paid-in capital	1,594.3	(12.6)	7,823.0	(7,810.4)	1,594.3
Retained earnings	3,725.6	5,248.6	354.5	(5,603.1)	3,725.6
Treasury stock	(201.8)	—	—	—	(201.8)
Accumulated other comprehensive
income (loss)	(42.6)	(42.6)	(43.0)	85.6	(42.6)
Total stockholders' equity	5,076.1	5,193.4	8,152.0	(13,345.4)	5,076.1
Noncontrolling interest	—	—	362.3	—	362.3
Total equity	5,076.1	5,193.4	8,514.3	(13,345.4)	5,438.4
Total liabilities and equity	$5,765.1	$9,429.4	$10,789.3	$(15,305.7)	$10,678.1

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2014
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net earnings	$1,390.3	$1,392.0	$1,015.7	$(2,361.2)	$1,436.8
Adjustments to reconcile net earnings to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	—	6.8	385.7	—	392.5
Deferred income taxes	—	136.0	(117.5)	—	18.5
Stock-based compensation expense	16.6	—	—	—	16.6
Excess tax benefit from stock-based compensation	(8.7)	—	—	—	(8.7)
Unrealized loss on derivatives	—	—	119.2	—	119.2
Gain on sale of phosphate business	—	(764.5)	14.4	—	(750.1)
Loss on disposal of property, plant and equipment	—	—	3.7	—	3.7
Undistributed loss (earnings) of affiliates—net	(1,391.9)	(969.2)	(11.6)	2,361.2	(11.5)
Due to/from affiliates—net	8.8	1.7	(10.5)	—	—
Changes in:
Accounts and notes receivable—net	—	(285.3)	658.2	(336.8)	36.1
Inventories	—	4.3	59.5	—	63.8
Accrued and prepaid income taxes	(1.0)	(18.3)	(37.5)	—	(56.8)
Accounts and notes payable and accrued expenses	(3.3)	376.8	(763.5)	336.8	(53.2)
Customer advances	—	—	204.8	—	204.8
Other—net	—	5.4	(8.5)	—	(3.1)
Net cash provided by (used in) operating activities	10.8	(114.3)	1,512.1	—	1,408.6
Investing Activities:
Additions to property, plant and equipment	—	(18.3)	(1,790.2)	—	(1,808.5)
Proceeds from sale of property, plant and equipment	—	—	11.0	—	11.0
Proceeds from sale of phosphate business	—	911.5	460.5	—	1,372.0
Sales and maturities of short-term and auction rate securities	—	5.0	—	—	5.0
Deposits to restricted cash funds	—	—	(505.0)	—	(505.0)
Withdrawals from restricted cash funds	—	—	573.0	—	573.0
Other—net	—	—	9.0	—	9.0
Net cash provided by (used in) investing activities	—	898.2	(1,241.7)	—	(343.5)
Financing Activities:
Proceeds from long-term borrowings	—	1,494.2	—	—	1,494.2
Short-term debt—net	1,897.7	(2,176.0)	278.3	—	—
Financing fees	—	(16.0)	—	—	(16.0)
Purchases of treasury stock	(1,934.9)	—	—	—	(1,934.9)
Dividends paid on common stock	(255.7)	(255.7)	(255.9)	511.6	(255.7)
Distributions to/from noncontrolling interest	—	—	(46.0)	—	(46.0)
Issuances of common stock under employee stock plans	17.6	—	—	—	17.6
Excess tax benefit from stock-based compensation	8.7	—	—	—	8.7
Dividends to/from affiliates	255.7	255.9	—	(511.6)	—
Other—net	—	(1.0)	(42.0)	—	(43.0)
Net cash used in financing activities	(10.9)	(698.6)	(65.6)	—	(775.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	(4.2)	—	(4.2)
Increase (decrease) in cash and cash equivalents	(0.1)	85.3	200.6	—	285.8
Cash and cash equivalents at beginning of period	0.1	20.4	1,690.3	—	1,710.8
Cash and cash equivalents at end of period	$—	$105.7	$1,890.9	$—	$1,996.6
Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2013
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net earnings	$1,464.6	$1,466.4	$1,495.3	$(2,893.5)	$1,532.8
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	—	47.8	362.8	—	410.6
Deferred income taxes	—	(21.3)	(13.0)	—	(34.3)
Stock-based compensation expense	12.6	—	—	—	12.6
Excess tax benefit from stock-based compensation	(13.5)	—	—	—	(13.5)
Unrealized gain on derivatives	—	—	(59.3)	—	(59.3)
Loss on disposal of property, plant and equipment	—	—	5.6	—	5.6
Undistributed loss (earnings) of affiliates—net	(1,466.4)	(1,427.0)	(11.4)	2,893.5	(11.3)
Due to / from affiliates—net	13.5	—	(13.5)	—	—
Changes in:
Accounts and notes receivable—net	—	(220.8)	(293.4)	514.6	0.4
Inventories	—	(11.8)	(68.5)	—	(80.3)
Accrued and prepaid income taxes	(0.9)	23.6	(176.1)	—	(153.4)
Accounts and notes payable and accrued expenses	(2.8)	305.4	261.5	(514.6)	49.5
Customer advances	—	—	(260.1)	—	(260.1)
Other—net	—	3.9	63.6	—	67.5
Net cash provided by operating activities	7.1	166.2	1,293.5	—	1,466.8
Investing Activities:
Additions to property, plant and equipment	—	(58.9)	(764.9)	—	(823.8)
Proceeds from sale of property, plant and equipment	—	—	12.6	—	12.6
Sales and maturities of short-term and auction rate securities	—	13.5	—	—	13.5
Canadian terminal acquisition	—	—	(72.5)	—	(72.5)
Deposits to restricted cash funds	—	—	(154.0)	—	(154.0)
Deposits to asset retirement obligation funds	—	(2.9)	—	—	(2.9)
Other—net	—	—	7.8	—	7.8
Net cash used in investing activities	—	(48.3)	(971.0)	—	(1,019.3)
Financing Activities:
Proceeds from long-term borrowings	—	1,498.0	—	—	1,498.0
Financing fees	—	(14.5)	—	—	(14.5)
Purchases of treasury stock	(1,409.1)	—	—	—	(1,409.1)
Acquisitions of noncontrolling interests in CFL	—	(364.9)	(553.8)	—	(918.7)
Dividends paid on common stock	(129.1)	(859.0)	(129.0)	988.0	(129.1)
Distributions to/from noncontrolling interest	—	14.3	(88.0)	—	(73.7)
Issuances of common stock under employee stock plans	10.3	—	—	—	10.3
Excess tax benefit from stock-based compensation	13.5	—	—	—	13.5
Dividends to/from affiliates	859.0	129.0	—	(988.0)	—
Other—net	648.4	(941.2)	335.8	—	43.0
Net cash used in financing activities	(7.0)	(538.3)	(435.0)	—	(980.3)
Effect of exchange rate changes on cash and cash equivalents	—	—	(31.3)	—	(31.3)
Increase (decrease) in cash and cash equivalents	0.1	(420.4)	(143.8)	—	(564.1)
Cash and cash equivalents at beginning of period	—	440.8	1,834.1	—	2,274.9
Cash and cash equivalents at end of period	$0.1	$20.4	$1,690.3	$—	$1,710.8

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2012
	Parent	CF Industries	Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net earnings	$1,848.7	$1,851.2	$874.8	$(2,651.3)	$1,923.4
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	—	120.9	298.9	—	419.8
Deferred income taxes	—	(130.8)	(7.6)	—	(138.4)
Stock-based compensation expense	11.2	—	0.7	—	11.9
Excess tax benefit from stock-based compensation	(36.1)	—	—	—	(36.1)
Unrealized gain on derivatives	—	(68.0)	(10.8)	—	(78.8)
Loss on disposal of property, plant and equipment and non-core assets	—	2.4	3.1	—	5.5
Undistributed loss (earnings) of affiliates—net	(1,851.2)	(805.9)	(9.1)	2,651.3	(14.9)
Due to / from affiliates—net	476.7	(476.4)	(0.3)	—	—
Changes in:
Accounts and notes receivable—net	—	(344.6)	(198.9)	596.7	53.2
Margin deposits	—	0.8	—	—	0.8
Inventories	—	24.3	10.5	—	34.8
Accrued and prepaid income taxes	—	(315.4)	374.1	—	58.7
Accounts and notes payable and accrued expenses	—	597.9	24.3	(596.7)	25.5
Customer advances	—	63.5	59.8	—	123.3
Other—net	—	(28.8)	15.7	—	(13.1)
Net cash provided by operating activities	449.3	491.1	1,435.2	—	2,375.6
Investing Activities:
Additions to property, plant and equipment	—	(339.9)	(183.6)	—	(523.5)
Proceeds from sale of property, plant and equipment and non-core assets	—	12.3	4.7	—	17.0
Sales and maturities of short-term and auction rate securities	—	48.4	—	—	48.4
Deposits to asset retirement obligation funds	—	(55.4)	—	—	(55.4)
Net cash used in investing activities	—	(334.6)	(178.9)	—	(513.5)
Financing Activities:
Payments of long-term debt	—	—	(13.0)	—	(13.0)
Advances from unconsolidated affiliates	—	—	40.5	—	40.5
Repayments of advances from unconsolidated affiliates	—	—	(40.5)	—	(40.5)
Dividends paid on common stock	(102.7)	—	—	—	(102.7)
Dividends to/from affiliates	102.7	(102.7)	—	—	—
Distributions to/from noncontrolling interest	—	300.5	(532.3)	—	(231.8)
Purchases of treasury stock	(500.0)	—	—	—	(500.0)
Issuances of common stock under employee stock plans	14.6	—	—	—	14.6
Excess tax benefit from stock-based compensation	36.1	—	—	—	36.1
Net cash provided by (used in) financing activities	(449.3)	197.8	(545.3)	—	(796.8)
Effect of exchange rate changes on cash and cash equivalents	—	(12.2)	14.8	—	2.6
Increase in cash and cash equivalents	—	342.1	725.8	—	1,067.9
Cash and cash equivalents at beginning of period	—	98.7	1,108.3	—	1,207.0
Cash and cash equivalents at end of period	$—	$440.8	$1,834.1	$—	$2,274.9